Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 4) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014 item	Jun. 30, 2013	Jun. 30, 2014 item	Jun. 30, 2013 item	Dec. 31, 2013
A/B Note | Minimum | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Number of loans into which a single loan is reconfigured				2		2
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications	$ 0		$ 9,853,000	$ 732,000	$ 11,780,000	$ 11,446,000
Number of TDRs granted		0
Number of TDRs granted in preceding twelve months				0	0
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Unadvanced commitments to borrowers		0		0		500,000
Non-covered loans | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications			9,853,000	732,000	11,780,000	11,446,000
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications			9,853,000		9,858,000	10,390,000
Non-covered loans | Secured | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications			9,853,000		9,858,000	10,390,000
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				336,000	272,000	279,000
Non-covered loans | Secured by commercial properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				336,000	272,000	279,000
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				258,000	1,047,000	777,000
Non-covered loans | Secured by residential properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				258,000	1,047,000	777,000
Non-covered loans | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				138,000	603,000
Non-covered loans | Commercial construction loans and land development | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications				$ 138,000	$ 603,000